Other current financial assets	6 Months Ended
Jun. 30, 2026
Disclosure Of Other current Financial Assets [Abstract]
Other current financial assets
13. Other current financial assets
The following table provides a breakdown for other current financial assets (see Note 18 — Fair value measurement for a breakdown of other current financial assets by fair value level).

(€ thousands)	At June 30, 2026	At December 31, 2025
Securities	67,843	75,682
Guarantee deposits	3,473	1,492
Financial receivables	268	258
Total other current financial assets	71,584	77,432

The following table provides a breakdown for securities.

(€ thousands)	At December 31, 2025	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At June 30, 2026
Fair value through profit or loss (FVPL)
Private equity	21,565	11	(697)	910	—	367	22,156
Hedge funds	11,370	—	(616)	784	62	27	11,627
Private debt	11,720	—	(949)	207	—	—	10,978
Real estate funds	10,005	1,361	(565)	(87)	—	142	10,856
Money market funds	10,713	14,163	(20,487)	83	65	673	5,210
Equity	3,262	—	(189)	351	—	—	3,424
Total FVPL	68,635	15,535	(23,503)	2,248	127	1,209	64,251

Fair value through other comprehensive income (FVOCI)
Fixed income	3,896	—	(3,400)	—	(6)	—	490
Floating income	3,151	—	—	(49)	—	—	3,102
Total FVOCI	7,047	—	(3,400)	(49)	(6)	—	3,592

Total securities	75,682	15,535	(26,903)	2,199	121	1,209	67,843